Leases (Details Narrative)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Leases [Abstract]
Operating Lease, Right-of-Use Asset	$ 60,120	¥ 434,414	¥ 1,050,922
Operating Lease, Liability		¥ 504,345
Weighted average discount rate	7.00%	7.00%
Weighted average remaining lease term	1 year	1 year